Treasury stock	12 Months Ended
Dec. 31, 2017
Treasury stock
Treasury stock

Note 14. Treasury stock

The Company has the authority to repurchase common stock from former employees, officers, directors or other persons who performed services for the Company at the lower of the original purchase price or the then-current fair market value. On October 16, 2017, October 17, 2016 and October 16, 2015, 14,895 shares, 9,709 shares and 9,197 shares, respectively, of restricted stock were surrendered by the holder to the Company to cover taxes associated with vesting of restricted stock and such shares were added back into the treasury stock of the Company, increasing total treasury stock to 33,801 shares as of December 31, 2017. On February 19, 2015, the Company’s board of directors approved the cancellation of the Company’s 55,905 shares of treasury stock which had been repurchased at the original purchase price of $0.002 in 2013.